Subsequent Event - Additional Information (Detail)							1 Months Ended	6 Months Ended		12 Months Ended
	Aug. 20, 2015	Aug. 15, 2015 USD ($) $ / shares	Jul. 29, 2015 USD ($) shares	May. 13, 2015 USD ($) $ / shares	Mar. 01, 2015 USD ($)	Jan. 22, 2015 USD ($) $ / shares shares	Jan. 31, 2015 USD ($) $ / shares shares	Jun. 30, 2015 USD ($) $ / shares shares	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Aug. 19, 2015 $ / shares	Dec. 31, 2012 USD ($)
Subsequent Event [Line Items]
Common stock, shares authorized | shares								160,000,000		110,000,000	104,000,000
Common stock, par value | $ / shares								$ 0.001		$ 0.001	$ 0.001
Sub lease agreement description										As of February 23, 2015 Catalyst signed a sublease in the same building that they have occupied since the current lease expired on February 28, 2015. The initial term of the sub-lease starts on March 1, 2015 and ends on August 31, 2015. The Sublease also has an extension option that would go through February 27, 2018. On March 1, 2015 the Company issued a letter of Credit in the amount of $56,947 held in the Company’s Money Market account to satisfy the security deposit requested by the sub lessor. The Company also issued a payment to sub lessor in the amount of $368,290 to prepay rent from March through August 31, 2015.
Cash and cash equivalents								$ 2,306,000	$ 4,229,000	$ 1,543,705	$ 2,828,431		$ 3,401,449
Convertible preferred stock, gross cash proceeds								$ 3,260,000	$ 4,983,000	$ 4,981,985	$ 5,742,060
Merger Agreement | Non Interest Bearing Convertible Notes
Subsequent Event [Line Items]
Note conversion price | $ / shares								$ 9.19
Series F Convertible Preferred Stock
Subsequent Event [Line Items]
Convertible preferred stock, principal offer amount							$ 3,300,000
Convertible preferred stock, shares issued per share value | $ / shares							$ 1.2706
Common stock, shares authorized | shares							160,000,000
Preferred stock, par value | $ / shares								0.001		$ 0.001
Preferred stock, liquidation preference per share | $ / shares								$ 6.353		$ 6.353
Convertible preferred stock, shares issued | shares							2,623,650
Subsequent Event
Subsequent Event [Line Items]
Common stock, shares authorized | shares						160,000,000
Common stock, par value | $ / shares						$ 0.001
Preferred stock, par value | $ / shares						$ 0.001
Security deposit to sub lessor					$ 56,947
Payment to sub lessor					$ 368,290
Subsequent Event | Merger Agreement
Subsequent Event [Line Items]
Joint announced date				May 13, 2015
Merger agreement date				Mar. 05, 2015
Cash and cash equivalents				$ 40,000,000
Dividends expected to distribute in cash		$ 19,500,000		19,000,000
Escrow available				$ 37,000,000
Subsequent Event | Merger Agreement | Catalysts
Subsequent Event [Line Items]
Expected ownership percentage				58.00%
Subsequent Event | Merger Agreement | Targacept
Subsequent Event [Line Items]
Expected ownership percentage				42.00%
Subsequent Event | Merger Agreement | Convertible Notes Payable
Subsequent Event [Line Items]
Aggregate principal amount				$ 37,000,000
Subsequent Event | Merger Agreement | Non Interest Bearing Convertible Notes
Subsequent Event [Line Items]
Joint announced date	May 13, 2015
Merger agreement date	Mar. 05, 2015
Aggregate principal amount		$ 37,000,000
Dividends expected to distribute in non-interest bearing convertible notes				$ 37,000,000
Note conversion price | $ / shares		$ 1.08		$ 9.19								$ 7.56
Negotiated per-share value				130.00%
Stock split ratio	7			7
Subsequent Event | Convertible Notes
Subsequent Event [Line Items]
Aggregate principal amount			$ 1,900,000
Convertible notes, accrued interest			$ 30,000
Subsequent Event | Series F Convertible Preferred Stock
Subsequent Event [Line Items]
Convertible preferred stock, principal offer amount						$ 3,300,000
Convertible preferred stock, shares issued per share value | $ / shares						$ 1.2706
Convertible preferred stock, conversion shares into common stock shares						The Series F convertible preferred stock has a conversion rate of 101 such that each individual share of Series F convertible preferred stock is convertible into ten shares of common stock.
Preferred stock, liquidation preference per share | $ / shares						$ 6.3530
Convertible preferred stock, shares issued | shares			3,164,872
Convertible preferred stock, gross cash proceeds			$ 4,000,000
Convertible notes, shares issued upon conversion | shares			1,511,723
Warrants issued | shares			372,045